CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current Assets:
Cash and cash equivalents	$ 840,305	$ 520,309
Available for sale investments (Note 3a)	1,729	49,628
Accounts receivable, net (Note 17)	715,271	527,708
Unbilled revenue (Note 17)	428,684	422,769
Other receivables	35,394	39,290
Prepayments and other current assets	53,477	41,517
Income taxes receivable (Note 13)	28,118	23,759
Total current assets	2,102,978	1,624,980
Other Assets:
Property, plant and equipment, net (Note 6)	174,343	165,087
Goodwill (Note 4)	936,257	883,170
Operating right-of-use assets (Note 22)	84,561	104,977
Other non-current assets	20,773	17,439
Non-current income taxes receivable (Note 13)	17,230	17,230
Non-current deferred tax asset (Note 13)	12,705	16,682
Equity method investments (Note 3c)	4,534	0
Investments in equity-long term (Note 3b)	15,765	10,053
Intangible assets (Note 5)	66,460	67,894
Total Assets	3,435,606	2,907,512
Current Liabilities:
Accounts payable	51,113	24,050
Unearned revenue (Note 17)	660,883	366,988
Other liabilities (Note 7)	399,769	378,543
Income taxes payable (Note 13)	12,178	12,031
Current bank credit lines and loan facilities (Note 23)	0	349,640
Total current liabilities	1,123,943	1,131,252
Other Liabilities:
Non-current bank credit lines and loan facilities (Note 23)	348,477	0
Non-current operating lease liabilities (Note 22)	60,801	76,593
Non-current other liabilities (Note 8)	26,366	17,512
Non-current government grants (Note 11)	838	813
Non-current income taxes payable (Note 13)	14,539	14,301
Non-current deferred tax liability (Note 13)	10,406	9,476
Commitments and contingencies (Note 15)	0	0
Total Liabilities	1,585,370	1,249,947
Shareholders' Equity:
Ordinary shares, par value 6 euro cents per share; 100,000,000 shares authorized, (Note 12), 52,788,093 shares issued and outstanding at December 31, 2020 and 53,622,206 shares issued and outstanding at December 31, 2019.	4,580	4,635
Additional paid-in capital	617,104	577,961
Other undenominated capital (Note 12 (a))	1,134	1,052
Accumulated other comprehensive income (Note 21)	(35,477)	(75,819)
Retained earnings	1,262,895	1,110,226
Total Shareholders’ Equity	1,850,236	1,618,055
Redeemable noncontrolling interest	0	39,510
Total Shareholders' Equity and Redeemable Noncontrolling Interest	1,850,236	1,657,565
Total Liabilities and Shareholders’ Equity and Redeemable Noncontrolling Interest	$ 3,435,606	$ 2,907,512